Segment Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment	1
Total	$ 0	$ 2,096	$ 5,013	$ 8,388	$ 12,056	$ 15,834
US
Segment Reporting Information [Line Items]
Total			1,823
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total			$ 3,190